SCHEDULE OF INVESTMENTS

Ivy Pictet Emerging Markets Local Currency Debt Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

OTHER GOVERNMENT SECURITIES(A)	Principal	Value
Brazil – 8.2%
Brazil Letras do Tesouro Nacional:
0.000%, 7-1-21(B)(C)	BRL1,550	$359
0.000%, 1-1-22(B)(C)	2,000	448
0.000%, 7-1-22(B)(C)	2,100	456
0.000%, 7-1-23(B)(C)	7,019	1,422
Brazil Notas do Tesouro Nacional:
10.000%, 1-1-23(C)	12,700	3,508
10.000%, 1-1-25(C)	10,245	2,926
10.000%, 1-1-27(C)	2,687	785
10.000%, 1-1-29(C)	3,550	1,065
		10,969
Chile – 2.8%
Chile Bonos Tesoreria:
4.500%, 3-1-21(C)	CLP410,000	562
4.500%, 3-1-26(C)	650,000	953
4.700%, 9-1-30(C)	235,000	356
5.000%, 3-1-35(C)	605,000	949
6.000%, 1-1-43(C)	470,000	846
		3,666
Columbia – 4.1%
Colombian TES:
7.500%, 8-26-26(C)	COP1,993,600	662
6.000%, 4-28-28(C)	2,948,500	893
7.750%, 9-18-30(C)	2,396,000	806
7.000%, 6-30-32(C)	5,456,700	1,732
7.250%, 10-18-34(C)	4,348,700	1,403
		5,496
Czech Republic – 3.2%
Czech Republic Government Bond:
0.450%, 10-25-23(C)	CZK20,430	859
2.400%, 9-17-25(C)	5,900	272
1.000%, 6-26-26(C)	30,990	1,314
2.500%, 8-25-28(C)	14,860	703
2.750%, 7-23-29(C)	15,700	758
0.950%, 5-15-30(C)	10,230	420
		4,326
Dominican Republic – 0.2%
Dominican Republic
8.900%, 2-15-23(C)	DOP13,300	250

Hungary – 4.8%
Hungary Government Bond:
3.000%, 6-26-24(C)	HUF100,000	372
2.500%, 10-24-24(C)	479,470	1,742
5.500%, 6-24-25(C)	335,810	1,403
2.750%, 12-22-26(C)	256,820	946
3.000%, 10-27-27(C)	192,800	718
6.750%, 10-22-28(C)	87,140	414
3.000%, 8-21-30(C)	31,310	116
3.000%, 10-27-38(C)	180,000	623
		6,334
Indonesia – 6.3%
Indonesia Government Bond:
9.000%, 3-15-29(C)	IDR15,181,000	1,219
6.625%, 5-15-33(C)	6,093,000	405

8.375%, 3-15-34(C)	44,465,000	3,427
8.250%, 5-15-36(C)	34,000,000	2,559
8.375%, 4-15-39(C)	6,034,000	465
8.750%, 2-15-44(C)	4,600,000	365
		8,440
Malaysia – 4.8%
Malaysia Government Bond:
3.882%, 3-10-22(C)	MYR840	209
3.948%, 4-14-22(C)	650	162
3.418%, 8-15-22(C)	1,070	264
3.478%, 6-14-24(C)	828	205
4.181%, 7-15-24(C)	701	179
3.955%, 9-15-25(C)	1,752	443
4.392%, 4-15-26(C)	3,700	960
3.900%, 11-30-26(C)	900	227
3.899%, 11-16-27(C)	7,277	1,844
3.733%, 6-15-28(C)	1,196	300
4.498%, 4-15-30(C)	1,118	297
4.232%, 6-30-31(C)	2,700	700
4.127%, 4-15-32(C)	681	175
3.844%, 4-15-33(C)	561	140
4.935%, 9-30-43(C)	760	211
4.736%, 3-15-46(C)	200	54
4.921%, 7-6-48(C)	273	76
		6,446
Mexico – 3.4%
Mexican Bonos:
8.500%, 5-31-29(C)	MXN25,500	1,501
7.750%, 5-29-31(C)	3,730	211
7.750%, 11-23-34(C)	7,500	425
10.000%, 11-20-36(C)	11,300	772
8.500%, 11-18-38(C)	7,083	427
7.750%, 11-13-42(C)	13,000	729
8.000%, 11-7-47(C)	9,000	521
		4,586
Peru – 4.2%
Republic of Peru:
5.700%, 8-12-24(C)	PEN2,516	848
6.350%, 8-12-28(C)	3,825	1,339
5.940%, 2-12-29(C)(D)	1,200	409
6.950%, 8-12-31(C)	1,020	371
5.400%, 8-12-34(C)(D)	1,987	629
6.900%, 8-12-37(C)	2,762	1,005
5.350%, 8-12-40(C)(D)	1,807	551
6.850%, 2-12-42(C)	1,206	436
		5,588
Philippines – 0.3%
Republic of Philippines:
4.950%, 1-15-21(C)	PHP10,000	199
6.250%, 1-14-36(C)	10,000	239
		438
Poland – 4.5%
Poland Government Bond:
5.750%, 9-23-22(C)	PLN1,700	497
2.500%, 4-25-24(C)	8,158	2,214
2.500%, 7-25-26(C)	3,714	1,008
2.500%, 7-25-27(C)	2,837	769
2.750%, 4-25-28(C)	4,304	1,188
2.750%, 10-25-29(C)	1,378	382
		6,058

Romania – 2.3%
Romania Government Bond:
5.950%, 6-11-21(C)	RON20	5
5.850%, 4-26-23(C)	5,200	1,293
3.250%, 4-29-24(C)	3,080	704
4.850%, 4-22-26(C)	1,495	364
5.800%, 7-26-27(C)	1,240	319
5.000%, 2-12-29(C)	1,450	353
		3,038
Russia – 9.0%
Russia Government Bond:
7.500%, 8-18-21(C)	RUB17,351	288
7.000%, 1-25-23(C)	17,985	301
7.000%, 8-16-23(C)	124,796	2,091
7.100%, 10-16-24(C)	20,000	338
8.150%, 2-3-27(C)	120,889	2,177
7.050%, 1-19-28(C)	161,566	2,748
6.900%, 5-23-29(C)	20,811	354
8.500%, 9-17-31(C)	25,000	476
7.700%, 3-23-33(C)	115,170	2,070
7.250%, 5-10-34(C)	64,879	1,127
		11,970
South Africa – 9.4%
Republic of South Africa:
10.500%, 12-21-26(C)	ZAR39,373	3,144
8.000%, 1-31-30(C)	39,770	2,649
7.000%, 2-28-31(C)	9,000	544
8.875%, 2-28-35(C)	6,346	422
6.250%, 3-31-36(C)	10,488	536
8.500%, 1-31-37(C)	13,519	855
9.000%, 1-31-40(C)	3,500	228
6.500%, 2-28-41(C)	9,800	486
8.750%, 1-31-44(C)	15,750	988
8.750%, 2-28-48(C)	42,246	2,660
		12,512
Thailand – 8.4%
Thailand Government Bond:
2.400%, 12-17-23(C)	THB148,718	5,184
3.850%, 12-12-25(C)	12,850	491
2.875%, 12-17-28(C)	44,848	1,672
1.600%, 12-17-29(C)	27,000	907
3.775%, 6-25-32(C)	2,966	123
3.300%, 6-17-38(C)	65,030	2,660
2.875%, 6-17-46(C)	5,000	196
		11,233
Turkey – 2.9%
Turkey Government Bond:
11.000%, 3-2-22(C)	TRY648	108
8.500%, 9-14-22(C)	1,010	159
12.200%, 1-18-23(C)	2,500	428
16.200%, 6-14-23(C)	898	170
10.400%, 3-20-24(C)	1,070	173
8.000%, 3-12-25(C)	2,937	424
10.600%, 2-11-26(C)	4,396	698
11.000%, 2-24-27(C)	2,203	353
10.500%, 8-11-27(C)	4,544	712
12.400%, 3-8-28(C)	3,541	610
		3,835
Uruguay – 0.2%
Republica Orient Uruguay:
9.875%, 6-20-22(C)	UYU5,281	139

8.500%, 3-15-28(C)	4,137	95
		234

TOTAL OTHER GOVERNMENT SECURITIES – 79.0%		$105,419
(Cost: $101,347)

SHORT-TERM SECURITIES	Shares
Money Market Funds (E) – 13.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class
1.550%	17,416	17,416

	Principal
Treasury Bills(F) – 3.9%
Egypt Government Treasury Bills:
13.700%, 5-7-29(C)	EGP33,023	2,313
15.010%, 5-26-20(C)	6,700	393
Nigeria Government Treasury Bills:
12.250%, 2-20-20(C)	NGN183,190	496
12.550%, 2-27-20(C)	472,725	1,277
4.650%, 7-16-20(C)	288,483	776
		5,255

TOTAL SHORT-TERM SECURITIES – 16.9%		$22,671
(Cost: $22,567)

TOTAL INVESTMENT SECURITIES – 95.9%		$128,090
(Cost: $123,914)

CASH AND OTHER ASSETS, NET OF LIABILITIES(G)(H)(I) – 4.1%		5,537

NET ASSETS – 100.0%		$133,627

Notes to Schedule of Investments

*Not shown due to rounding.

(A) Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B) Zero coupon bond.

(C)  Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNY - Chinese Yuan Renminbi, COP - Columbian Peso, CZK - Czech Koruna, DOP - Dominican Republic Peso, EGP - Egyptian Pound, HUF - Hungarian Forint, IDR - Indonesian Rupiah, INR - Indian Rupee, KRW - South Korean Won, MXN - Mexican Peso, MYR - Malaysian Ringgit, NGN - Nigeria Naira, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, THB - Thai Baht, TRY - Turkish New Lira, UYU - Uruguay Peso and ZAR - South African Rand).

(D)  Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $1,589 or 1.2% of net assets.

(E) Rate shown is the annualized 7-day yield at December 31, 2019.

(F) Rate shown is the yield to maturity at December 31, 2019.

(G) Cash of $25 has been pledged as collateral on open futures contracts.

(H) Cash of $280 has been pledged as collateral on OTC forward currency contracts.

(I) Cash of $707 has been pledged as collateral on centrally cleared interest rate swaps.

The following over the counter credit default swaps - buy protection(1) were outstanding at December 31, 2019:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)		Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Republic of Turkey	Goldman Sachs International	(1.000%)	12-20-24	1,000		$80	$83	$(3)
Republic of Indonesia	Goldman Sachs International	(1.000%)	12-20-24	1,001		(17)	(5)	(12)

Republic of Indonesia	Citibank N.A.	(1.000%)	12-20-24	1,175		(21)	(6)	(15)

Republic of Indonesia	Barclays Bank plc	(1.000%)	12-20-24	799		(14)	(4)	(10)
Federation of Malaysia	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	157		(5)	(3)	(2)
Federation of Malaysia	Goldman Sachs International	(1.000%)	6-20-24	396		(12)	(7)	(5)
Federation of Malaysia	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	99		(3)	(2)	(1)

Federation of Malaysia	Barclays Bank plc	(1.000%)	6-20-24	248		(7)	(4)	(3)
Federation of Malaysia	Goldman Sachs International	(1.000%)	12-20-24	800		(25)	(18)	(7)

Federation of Malaysia	Barclays Bank plc	(1.000%)	12-20-24	189		(6)	(5)	(1)
Republic of South Africa	Goldman Sachs International	(1.000%)	12-20-24	1,640		47	60	(13)

						$17	$89	$(72)

The following over the counter credit default swaps - sold protection(3) were outstanding at December 31, 2019:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at December 31, 2019(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
State of Qatar	JPMorgan Chase Bank N.A.	1.000%	6-20-24	0.421%	460	$14	$7	$7
State of Qatar	Barclays Bank plc	1.000%	6-20-24	0.421	440	13	7	6
State of Qatar	Goldman Sachs International	1.000%	12-20-24	0.494	800	24	17	7
State of Qatar	JPMorgan Chase Bank N.A.	1.000%	12-20-24	0.494	189	6	4	2
Kingdom of Saudi Arabia	Morgan Stanley & Co. International plc	1.000%	6-20-24	0.667	212	5	3	2

Kingdom of Saudi Arabia	JPMorgan Chase Bank N.A.	1.000%	6-20-24	0.667	188	4	3	1
Kingdom of Saudi Arabia	Morgan Stanley & Co. International plc	1.000%	6-24-24	0.667	188	4	3	1
Kingdom of Saudi Arabia	Barclays Bank plc	1.000%	6-20-24	0.667	212	5	4	1

						$75	$48	$27

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and/or take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at December 31, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Brazilian Real	13,436	U.S. Dollar	3,292	1-2-20	Barclays Capital, Inc.	$—	$49
U.S. Dollar	3,333	Brazilian Real	13,436	1-2-20	Barclays Capital, Inc.	7	—
Indonesian Rupiah	22,100,000	U.S. Dollar	1,592	1-6-20	Barclays Capital, Inc.	—	—*
U.S. Dollar	384	Malaysian Ringgit	1,589	1-6-20	Barclays Capital, Inc.	4	—
Russian Ruble	2,480	U.S. Dollar	39	1-9-20	Barclays Capital, Inc.	—	1
U.S. Dollar	40	Russian Ruble	2,480	1-9-20	Barclays Capital, Inc.	—	—*
U.S. Dollar	183	Thai Baht	5,545	1-13-20	Barclays Capital, Inc.	2	—
U.S. Dollar	300	Malaysian Ringgit	1,250	1-16-20	Barclays Capital, Inc.	6	—
U.S. Dollar	289	Romanian Leu	1,244	1-16-20	Barclays Capital, Inc.	2	—
U.S. Dollar	1,808	Indonesian Rupiah	25,100,000	1-17-20	Barclays Capital, Inc.	1	—
Chilean Peso	804,974	U.S. Dollar	1,054	1-21-20	Barclays Capital, Inc.	—	17
Mexican Peso	29,849	U.S. Dollar	1,536	1-21-20	Barclays Capital, Inc.	—	38
Argentine Peso	3,100	U.S. Dollar	58	1-29-20	Barclays Capital, Inc.	8	—
Peruvian New Sol	670	U.S. Dollar	196	1-29-20	Barclays Capital, Inc.	—	6
Philippine Peso	2,497	U.S. Dollar	49	1-29-20	Barclays Capital, Inc.	—	—*
U.S. Dollar	731	Colombian Peso	2,480,000	1-30-20	Barclays Capital, Inc.	22	—
Argentine Peso	34,990	U.S. Dollar	652	1-31-20	Barclays Capital, Inc.	85	—
U.S. Dollar	208	Malaysian Ringgit	854	2-3-20	Barclays Capital, Inc.	1	—
U.S. Dollar	3,287	Brazilian Real	13,436	2-4-20	Barclays Capital, Inc.	50	—
Russian Ruble	29,608	U.S. Dollar	462	2-6-20	Barclays Capital, Inc.	—	13
Argentine Peso	3,620	U.S. Dollar	66	2-13-20	Barclays Capital, Inc.	9	—
South African Rand	2,400	U.S. Dollar	165	2-18-20	Barclays Capital, Inc.	—	5
Russian Ruble	25,700	U.S. Dollar	411	2-19-20	Barclays Capital, Inc.	—	1
U.S. Dollar	4,007	Polish Zloty	15,347	2-20-20	Barclays Capital, Inc.	38	—
U.S. Dollar	661	Chilean Peso	515,857	2-21-20	Barclays Capital, Inc.	26	—
Turkish New Lira	10,665	U.S. Dollar	1,477	2-24-20	Barclays Capital, Inc.	—	292
U.S. Dollar	1,477	Turkish New Lira	9,618	2-24-20	Barclays Capital, Inc.	119	—
Argentine Peso	24,680	U.S. Dollar	444	2-26-20	Barclays Capital, Inc.	58	—
Mexican Peso	28,586	U.S. Dollar	1,455	2-26-20	Barclays Capital, Inc.	—	44
Turkish New Lira	4,780	U.S. Dollar	813	2-26-20	Barclays Capital, Inc.	20	—
U.S. Dollar	1,187	Mexican Peso	22,700	2-26-20	Barclays Capital, Inc.	4	—
Argentine Peso	25,670	U.S. Dollar	462	2-27-20	Barclays Capital, Inc.	60	—
South African Rand	12,200	U.S. Dollar	818	2-27-20	Barclays Capital, Inc.	—	47
South African Rand	12,200	U.S. Dollar	822	3-10-20	Barclays Capital, Inc.	—	42
U.S. Dollar	540	South African Rand	8,017	3-12-20	Barclays Capital, Inc.	27	—
U.S. Dollar	1,258	Mexican Peso	24,447	3-13-20	Barclays Capital, Inc.	22	—
U.S. Dollar	1,927	Hungarian Forint	567,362	3-16-20	Barclays Capital, Inc.	3	—
U.S. Dollar	260	Mexican Peso	5,000	3-17-20	Barclays Capital, Inc.	2	—
Turkish New Lira	24,543	U.S. Dollar	3,762	3-18-20	Barclays Capital, Inc.	—	286
South African Rand	19,151	U.S. Dollar	1,319	3-20-20	Barclays Capital, Inc.	—	34
U.S. Dollar	375	Argentine Peso	21,400	3-20-20	Barclays Capital, Inc.	—	51

South African Rand	6,204	U.S. Dollar	428	3-23-20	Barclays Capital, Inc.	—	11
Argentine Peso	34,736	U.S. Dollar	572	4-6-20	Barclays Capital, Inc.	58	—
Brazilian Real	16,796	U.S. Dollar	4,167	1-2-20	Citibank N.A.	—	9
U.S. Dollar	3,979	Brazilian Real	16,796	1-2-20	Citibank N.A.	196	—
Czech Koruna	9,400	U.S. Dollar	399	1-6-20	Citibank N.A.	—	16
U.S. Dollar	218	Thai Baht	6,600	1-7-20	Citibank N.A.	2	—
Indonesian Rupiah	374,753	U.S. Dollar	26	1-8-20	Citibank N.A.	—	1
Chinese Yuan Renminbi Offshore	5,720	U.S. Dollar	808	1-10-20	Citibank N.A.	—	14
Hungarian Forint	928,682	U.S. Dollar	3,119	1-10-20	Citibank N.A.	—	29
U.S. Dollar	1,220	Chinese Yuan Renminbi Offshore	8,600	1-10-20	Citibank N.A.	15	—
Chinese Yuan Renminbi Offshore	2,860	U.S. Dollar	405	1-13-20	Citibank N.A.	—	6
U.S. Dollar	812	Chinese Yuan Renminbi Offshore	5,730	1-13-20	Citibank N.A.	11	—
U.S. Dollar	814	South Korean Won	955,000	1-13-20	Citibank N.A.	12	—
U.S. Dollar	815	South Korean Won	944,000	1-15-20	Citibank N.A.	2	—
Argentine Peso	67,280	U.S. Dollar	1,251	1-17-20	Citibank N.A.	144	—
Hungarian Forint	243,987	Euro	740	1-21-20	Citibank N.A.	3	—
U.S. Dollar	455	Thai Baht	13,759	1-21-20	Citibank N.A.	4	—
Hungarian Forint	242,614	U.S. Dollar	819	1-23-20	Citibank N.A.	—	4
Peruvian New Sol	3,563	U.S. Dollar	1,065	1-23-20	Citibank N.A.	—	10
U.S. Dollar	806	South Korean Won	947,000	1-28-20	Citibank N.A.	14	—
Argentine Peso	65,880	U.S. Dollar	1,209	1-29-20	Citibank N.A.	139	—
U.S. Dollar	1,342	Argentine Peso	68,980	1-29-20	Citibank N.A.	—	222
U.S. Dollar	687	Argentine Peso	34,990	1-31-20	Citibank N.A.	—	121
Russian Ruble	29,595	U.S. Dollar	461	2-6-20	Citibank N.A.	—	13
Turkish New Lira	2,850	U.S. Dollar	483	2-7-20	Citibank N.A.	9	—
Colombian Peso	2,780,000	U.S. Dollar	828	2-13-20	Citibank N.A.	—	16
U.S. Dollar	1,655	Turkish New Lira	9,730	2-26-20	Citibank N.A.	—	41
Argentine Peso	44,830	U.S. Dollar	789	2-27-20	Citibank N.A.	87	—
South African Rand	12,200	U.S. Dollar	818	2-27-20	Citibank N.A.	—	46
U.S. Dollar	1,286	Argentine Peso	70,500	2-27-20	Citibank N.A.	—	182
South African Rand	12,100	U.S. Dollar	810	3-10-20	Citibank N.A.	—	47
Euro	1,460	U.S. Dollar	1,637	3-12-20	Citibank N.A.	—	8
U.S. Dollar	1,628	Euro	1,460	3-12-20	Citibank N.A.	17	—
U.S. Dollar	437	Mexican Peso	8,400	3-17-20	Citibank N.A.	3	—
Argentine Peso	8,500	U.S. Dollar	146	3-18-20	Citibank N.A.	17	—
U.S. Dollar	2,904	Turkish New Lira	20,431	3-18-20	Citibank N.A.	465	—
Hungarian Forint	94,613	U.S. Dollar	320	3-20-20	Citibank N.A.	—	2
U.S. Dollar	1,305	Hungarian Forint	386,371	3-20-20	Citibank N.A.	10	—
Argentine Peso	23,300	U.S. Dollar	394	4-6-20	Citibank N.A.	49	—
Egyptian Pound	5,310	U.S. Dollar	312	7-15-20	Citibank N.A.	—	7
U.S. Dollar	290	Egyptian Pound	5,310	7-15-20	Deutsche Bank AG	29	—
Indonesian Rupiah	2,900,000	U.S. Dollar	205	1-6-20	Goldman Sachs International	—	4
Mexican Peso	6,900	U.S. Dollar	356	1-6-20	Goldman Sachs International	—	9
U.S. Dollar	2,629	Polish Zloty	10,160	1-8-20	Goldman Sachs International	49	—
Russian Ruble	12,941	U.S. Dollar	202	1-9-20	Goldman Sachs International	—	6
U.S. Dollar	210	Russian Ruble	12,941	1-9-20	Goldman Sachs International	—	1
U.S. Dollar	393	Chilean Peso	306,790	1-10-20	Goldman Sachs International	15	—
Egyptian Pound	5,000	U.S. Dollar	307	1-15-20	Goldman Sachs International	—	5
U.S. Dollar	556	Malaysian Ringgit	2,320	1-16-20	Goldman Sachs International	12	—
U.S. Dollar	39	Colombian Peso	130,000	1-17-20	Goldman Sachs International	1	—
U.S. Dollar	437	Malaysian Ringgit	1,810	1-17-20	Goldman Sachs International	6	—
U.S. Dollar	409	Malaysian Ringgit	1,700	1-22-20	Goldman Sachs International	8	—
Thai Baht	24,400	U.S. Dollar	808	1-23-20	Goldman Sachs International	—	7
Philippine Peso	7,300	U.S. Dollar	144	1-29-20	Goldman Sachs International	—	—*
U.S. Dollar	206	Malaysian Ringgit	850	1-31-20	Goldman Sachs International	3	—
Peruvian New Sol	710	U.S. Dollar	208	2-3-20	Goldman Sachs International	—	6
U.S. Dollar	33	Russian Ruble	2,041	2-6-20	Goldman Sachs International	—	—*
U.S. Dollar	71	Argentine Peso	3,620	2-13-20	Goldman Sachs International	—	13
U.S. Dollar	833	Russian Ruble	52,300	2-18-20	Goldman Sachs International	5	—
Russian Ruble	51,600	U.S. Dollar	819	2-19-20	Goldman Sachs International	—	8
Turkish New Lira	4,780	U.S. Dollar	813	2-26-20	Goldman Sachs International	20	—
U.S. Dollar	860	South African Rand	12,800	2-27-20	Goldman Sachs International	47	—
South African Rand	12,000	U.S. Dollar	805	3-10-20	Goldman Sachs International	—	44
U.S. Dollar	823	South African Rand	12,100	3-10-20	Goldman Sachs International	33	—
U.S. Dollar	10,478	Mexican Peso	202,411	3-17-20	Goldman Sachs International	110	—
U.S. Dollar	613	Romanian Leu	2,639	3-20-20	Goldman Sachs International	3	—

U.S. Dollar	1,136	Colombian Peso	3,800,000	3-24-20	Goldman Sachs International	15	—
U.S. Dollar	29	Singapore Dollar	40	5-6-20	Goldman Sachs International	—*	—
Brazilian Real	3,360	U.S. Dollar	828	1-2-20	JPMorgan Securities LLC	—	8
U.S. Dollar	834	Brazilian Real	3,360	1-2-20	JPMorgan Securities LLC	2	—
Polish Zloty	1,520	U.S. Dollar	396	1-8-20	JPMorgan Securities LLC	—	4
Thai Baht	24,500	U.S. Dollar	811	1-10-20	JPMorgan Securities LLC	—	7
U.S. Dollar	932	Indian Rupee	66,300	1-10-20	JPMorgan Securities LLC	—	4
Thai Baht	26,900	U.S. Dollar	887	1-14-20	JPMorgan Securities LLC	—	11
U.S. Dollar	287	Egyptian Pound	5,000	1-15-20	JPMorgan Securities LLC	24	—
U.S. Dollar	1,318	Argentine Peso	67,280	1-17-20	JPMorgan Securities LLC	—	211
U.S. Dollar	977	Turkish New Lira	5,756	1-17-20	JPMorgan Securities LLC	—	13
Romanian Leu	1,569	U.S. Dollar	365	1-21-20	JPMorgan Securities LLC	—	2
U.S. Dollar	455	Thai Baht	13,751	1-21-20	JPMorgan Securities LLC	4	—
U.S. Dollar	190	Turkish New Lira	1,123	1-21-20	JPMorgan Securities LLC	—	2
U.S. Dollar	586	Peruvian New Sol	1,964	1-23-20	JPMorgan Securities LLC	7	—
U.S. Dollar	854	South African Rand	13,071	1-30-20	JPMorgan Securities LLC	76	—
U.S. Dollar	2,129	Colombian Peso	7,508,625	2-3-20	JPMorgan Securities LLC	152	—
Brazilian Real	1,644	U.S. Dollar	407	2-4-20	JPMorgan Securities LLC	—	2
U.S. Dollar	1,157	Brazilian Real	4,677	2-4-20	JPMorgan Securities LLC	5	—
U.S. Dollar	2,967	Russian Ruble	187,200	2-19-20	JPMorgan Securities LLC	32	—
U.S. Dollar	1,033	Czech Koruna	23,596	2-20-20	JPMorgan Securities LLC	8	—
U.S. Dollar	453	Argentine Peso	24,680	2-26-20	JPMorgan Securities LLC	—	66
Romanian Leu	3,568	Euro	740	3-16-20	JPMorgan Securities LLC	1	—
Turkish New Lira	24,378	U.S. Dollar	3,762	3-18-20	JPMorgan Securities LLC	—	259
U.S. Dollar	140	Argentine Peso	8,520	3-18-20	JPMorgan Securities LLC	—	10
U.S. Dollar	4,620	Turkish New Lira	32,317	3-18-20	JPMorgan Securities LLC	710	—
Argentine Peso	21,400	U.S. Dollar	361	3-20-20	JPMorgan Securities LLC	36	—
Argentine Peso	13,200	U.S. Dollar	218	4-6-20	JPMorgan Securities LLC	23	—
U.S. Dollar	1,109	Argentine Peso	71,340	4-6-20	JPMorgan Securities LLC	—	54
Singapore Dollar	1,451	U.S. Dollar	1,070	5-6-20	JPMorgan Securities LLC	—	10
Malaysian Ringgit	3,649	U.S. Dollar	888	1-6-20	Morgan Stanley International	—	4
U.S. Dollar	1,786	Indonesian Rupiah	25,000,000	1-6-20	Morgan Stanley International	15	—
U.S. Dollar	494	Malaysian Ringgit	2,060	1-6-20	Morgan Stanley International	9	—
Russian Ruble	15,421	U.S. Dollar	250	1-9-20	Morgan Stanley International	2	—
U.S. Dollar	246	Russian Ruble	15,421	1-9-20	Morgan Stanley International	3	—
U.S. Dollar	224	Colombian Peso	770,000	1-10-20	Morgan Stanley International	11	—
Polish Zloty	1,260	U.S. Dollar	326	1-13-20	Morgan Stanley International	—	6
U.S. Dollar	809	Chinese Yuan Renminbi	5,700	1-13-20	Morgan Stanley International	10	—
U.S. Dollar	799	Malaysian Ringgit	3,330	1-16-20	Morgan Stanley International	16	—
U.S. Dollar	778	Malaysian Ringgit	3,237	1-21-20	Morgan Stanley International	15	—
U.S. Dollar	208	Malaysian Ringgit	860	2-3-20	Morgan Stanley International	2	—
U.S. Dollar	994	Malaysian Ringgit	4,079	2-10-20	Morgan Stanley International	5	—
U.S. Dollar	804	South African Rand	12,000	2-27-20	Morgan Stanley International	46	—
U.S. Dollar	798	South African Rand	12,000	3-10-20	Morgan Stanley International	51	—
Romanian Leu	3,820	Euro	772	3-16-20	Morgan Stanley International	—	22
U.S. Dollar	833	Polish Zloty	3,190	3-17-20	Morgan Stanley International	8	—
U.S. Dollar	1,077	Euro	955	5-6-20	Morgan Stanley International	3	—

						$3,465	$2,529

The following futures contracts were outstanding at December 31, 2019 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	20	3-20-20	2,000	$(2,569)	$(4)
U.S. 30-Year Treasury Bond	Short	9	3-31-20	900	(1,403)	—	*

					$(3,972)	$(4)

The following centrally cleared interest rate swap agreements were outstanding at December 31, 2019:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	Pay	1-Day Brazil Interbank Deposit Rate	5.870%	1/2/2025	BRL2,343	$3	$—	$3
JPMorgan Chase Bank N.A.	Receive	1-Day Brazil Interbank Deposit Rate	6.833%	1/4/2027	599	—*	—	—*

JPMorgan Chase Bank N.A.	Receive	1-Year Camara vs. Interest Rate Swap Peso	1.715%	3/18/2021	CLP6,983	(1)	—	(1)
JPMorgan Chase Bank N.A.	Receive	1-Year Camara vs. Interest Rate Swap Peso	2.300%	3/18/2025	1,442	1	—	1
JPMorgan Chase Bank N.A.	Pay	1-Year Camara vs. Interest Rate Swap Peso	2.960%	3/18/2030	1,169	7	—	7
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.340%	3/16/2022	MXN3,204	(10)	—	(10)
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.370%	12/14/2022	5,314	2	—	2
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.395%	3/15/2023	3,634	(8)	—	(8)
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.245%	12/13/2023	5,510	(18)	—	(18)
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.340%	12/13/2023	5,518	(10)	—	(10)
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	6.398%	3/12/2025	7,975	(48)	—	(48)
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	6.703%	3/12/2025	2,559	11	—	11
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.525%	3/10/2027	3,257	(20)	—	(20)
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	7.140%	12/12/2029	3,411	(2)	—	(2)
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	7.180%	12/12/2029	3,314	(6)	—	(6)
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.693%	3/6/2030	2,181	(12)	—	(12)
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	6.900%	12/4/2030	1,794	(6)	—	(6)
JPMorgan Chase Bank N.A.	Pay	6-Month Budapest Interbank Offered Rate	0.295%	3/18/2021	HUF6,330	(4)	—	(4)
JPMorgan Chase Bank N.A.	Receive	6-Month Budapest Interbank Offered Rate	0.840%	3/18/2025	4,870	30	—	30
JPMorgan Chase Bank N.A.	Pay	6-Month Warsaw Interbank Offered Rate	1.680%	3/18/2022	PLN8,927	(17)	—	(17)
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	1.640%	3/18/2023	1,933	(6)	—	(6)
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	1.652%	3/18/2025	1,222	(8)	—	(8)
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	1.732%	3/18/2030	2,160	27	—	27
JPMorgan Chase Bank N.A.	Pay	6-Month Warsaw Interbank Offered Rate	1.713%	3/18/2030	670	(9)	—	(9)
Morgan Stanley & Co. International plc	Pay	6-Month Warsaw Interbank Offered Rate	1.640%	3/18/2022	3,536	(9)	—	(9)
Morgan Stanley & Co. International plc	Receive	6-Month Warsaw Interbank Offered Rate	1.730%	3/18/2030	833	10	—	10
						$(103)	$—	$(103)
The following over the counter interest rate swap agreements were outstanding at December 31, 2019:
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	6-Month LIBOR	7.650%	3/9/2024	IDR1,184	$113	$—	$113
Citibank N.A.	Pay	1-Day South Korean Won Certificate of Deposit	1.365%	12/18/2021	KRW4,209	2	—	2
Citibank N.A.	Receive	3-Month Kuala Lumpur Interbank Offered Rate	3.215%	12/10/2021	MYR2,605	(2)	—	(2)
Citibank N.A.	Receive	3-Month Kuala Lumpur Interbank Offered Rate	3.229%	12/10/2024	1,098	5	—	5
Citibank N.A.	Pay	6-Month Thai Baht Interest Rate Fixing Rate	1.295%	11/11/2022	THB2,463	8	—	8
Citibank N.A.	Pay	7-Day China Fixing Repo Rates	2.600%	7/5/2022	CNY1,602	(7)	—	(7)
Credit Suisse International	Receive	1-Day Mumbai Interbank Outright Rate	6.615%	3/20/2023	INR2,167	(82)	—	(82)
Goldman Sachs International	Receive	1-Day Brazil Interbank Deposit Rate	5.590%	1/4/2021	BRL9,676	(11)	—	(11)
Goldman Sachs International	Pay	1-Day Brazil Interbank Deposit Rate	6.480%	1/2/2024	3,215	17	—	17

Goldman Sachs International	Pay	1-Day Mumbai Interbank Outright Rate	6.319%	12/20/2020	INR895	(4)	—	(4)
Goldman Sachs International	Pay	3-Month Kuala Lumpur Interbank Offered Rate	3.215%	12/10/2021	MYR2,605	(2)	—	(2)
Goldman Sachs International	Receive	3-Month Kuala Lumpur Interbank Offered Rate	3.234%	12/10/2024	1,098	5	—	5
Goldman Sachs International	Pay	3-Month RUB NFEA MosPrime Rate	6.550%	12/16/2022	RUB4,473	13	—	13
Goldman Sachs International	Receive	6-Month Budapest Interbank Offered Rate	0.510%	3/18/2022	HUF4,243	—*	—	—*
Goldman Sachs International	Receive	6-Month Budapest Interbank Offered Rate	0.810%	3/18/2025	1,780	13	—	13
Goldman Sachs International	Pay	6-Month Prague Interbank Offered Rate	2.020%	3/18/2022	CZK9,019	(41)	—	(41)
Goldman Sachs International	Receive	6-Month Prague Interbank Offered Rate	1.640%	3/18/2025	3,893	69	—	69
Goldman Sachs International	Pay	7-Day China Fixing Repo Rates	2.629%	7/5/2022	CNY1,604	(5)	—	(5)
JPMorgan Chase Bank N.A.	Receive	1-Day Brazil Interbank Deposit Rate	4.473%	7/1/2020	BRL23,248	2	—	2
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.385%	12/19/2020	INR1,683	(4)	—	(4)
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.320%	12/20/2020	762	(4)	—	(4)
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	4.965%	8/8/2022	783	(5)	—	(5)
JPMorgan Chase Bank N.A.	Pay	1-Day South Korean Won Certificate of Deposit	1.365%	12/18/2021	KRW2,453	1	—	1
JPMorgan Chase Bank N.A.	Pay	1-Day South Korean Won Certificate of Deposit	1.365%	12/18/2021	1,756	1	—	1
JPMorgan Chase Bank N.A.	Receive	1-Day South Korean Won Certificate of Deposit	1.384%	12/18/2024	1,031	(2)	—	(2)
JPMorgan Chase Bank N.A.	Receive	1-Day South Korean Won Certificate of Deposit	1.384%	12/18/2024	738	(1)	—	(1)
JPMorgan Chase Bank N.A.	Pay	3-Month RUB NFEA MosPrime Rate	6.490%	12/16/2022	RUB5,410	9	—	9
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022	IDR218	23	—	23
Morgan Stanley & Co. International plc	Receive	1-Day Brazil Interbank Deposit Rate	4.330%	7/1/2020	BRL2,859	1	—	1
Morgan Stanley & Co. International plc	Receive	1-Day Brazil Interbank Deposit Rate	4.565%	1/4/2021	2,785	(1)	—	(1)
Morgan Stanley & Co. International plc	Pay	1-Day Brazil Interbank Deposit Rate	6.305%	1/2/2025	424	—*	—	—*
Morgan Stanley & Co. International plc	Receive	6-Month LIBOR	7.400%	4/24/2024	IDR971	81	—	81
						$192	$—	$192

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Other Government Securities	$—	$105,419	$—
Short-Term Securities	17,416	5,255	—
Total	$17,416	$110,674	$—
Over the Counter Credit Default Swaps	$157	$45	$—
Forward Foreign Currency Contracts	$—	$3,465	$—
Centrally Cleared Interest Rate Swaps	$—	$91	$—
Over the Counter Interest Rate Swaps	$—	$363	$—

Liabilities
Over the Counter Credit Default Swaps	$83	$27	$—
Forward Foreign Currency Contracts	$—	$2,529	$—
Futures Contracts	$4	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$194	$—
Over the Counter Interest Rate Swaps	$—	$171	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$123,914

Gross unrealized appreciation	5,787

Gross unrealized depreciation	(1,611)

Net unrealized appreciation	$4,176